Goodwill - Reconciliation of Goodwill by Group Segment (Details) - Goodwill (Note 7) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	€ 18,708	€ 18,471
Additions	28	16
Disposals	(16)	0
Write-offs	(866)	(58)
Transfers	0	(36)
Exchange rate impact	(1,393)	315
Ending balance	16,461	18,708
Telefónica Spain | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,291	4,291
Additions	0	0
Disposals	0	0
Write-offs	0	0
Transfers	0	0
Exchange rate impact	0	0
Ending balance	4,291	4,291
Telefónica Brazil | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,076	7,752
Additions	28	5
Disposals	0	0
Write-offs	0	0
Transfers	0	0
Exchange rate impact	(1,364)	319
Ending balance	6,740	8,076
Telefónica Germany | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,386	4,386
Additions	0	0
Disposals	0	0
Write-offs	0	0
Transfers	0	0
Exchange rate impact	0	0
Ending balance	4,386	4,386
Telefónica Hispam | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,108	1,215
Additions	0	0
Disposals	(16)	0
Write-offs	(623)	(58)
Transfers	0	(36)
Exchange rate impact	(51)	(13)
Ending balance	418	1,108
Others | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	847	827
Additions	0	11
Disposals	0	0
Write-offs	(243)	0
Transfers	0	0
Exchange rate impact	22	9
Ending balance	€ 626	€ 847